Related Party Transactions and Arrangements (Schedule of Offering Costs Reimbursements to Related Parties) (Details) (Manager [Member], ARC Properties Advisors, LLC [Member], Fees and Expense Reimbursement, Stock Offering [Member], USD $)
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Offering Costs Reimbursements to Related Parties [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 13,564,000	$ 27,202,000	$ 4,383,000
Payable [Member]
Schedule of Offering Costs Reimbursements to Related Parties [Line Items]
Due to Affiliate	$ 0	$ 88,000	$ 220,000